INCOME TAX EXPENSE (RECOVERY) - Summary of the components of deferred income tax (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense
Deferred tax assets	$ 158.1	$ 131.4
Deferred tax liabilities - net	220.2	222.3	$ 296.2
Accrued expenses and other
Income tax expense
Deferred tax assets	39.5	28.3
Deferred tax liabilities	2.4	4.9
Property, plant and equipment
Income tax expense
Deferred tax assets	25.5	43.3
Deferred tax liabilities	340.2	316.8
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	69.5	50.2
Inventory capitalization
Income tax expense
Deferred tax assets	4.3	3.4
Deferred tax liabilities	35.7	32.0
Non-capital loss
Income tax expense
Deferred tax assets	$ 19.3	$ 6.2